ACQUISITIONS AND DISPOSITIONS (Schedule of Assets and Liabilities Held for Sale) (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Prepaid expenses and other assets		$ 1,353
Property, plant, and equipment, net		58,554	$ 0
Intangibles and other assets, net		1,057	50
Assets held for sale		60,964	50
Liabilities related to assets held for sale	$ 0	$ (2,198)	$ 0